LOANS	3 Months Ended
Mar. 31, 2014
Loans [Abstract]
LOANS

NOTE 5: LOANS

Major classifications of loans are as follows:

	(Unaudited)
	March 31,	December 31,	December 31,
(In thousands)	2014	2013	2012
Residential mortgage loans:
1-4 family first-lien residential mortgages	$167,145	$166,298	$173,955
Construction	1,208	1,982	2,655
Total residential mortgage loans	168,353	168,280	176,610

Commercial loans:
Real estate	102,559	95,536	82,329
Lines of credit	14,883	14,444	13,748
Other commercial and industrial	33,949	32,675	31,477
Municipal	2,781	5,122	3,588
Total commercial loans	154,172	147,777	131,142

Consumer loans:
Home equity and junior liens	21,387	21,110	22,073
Other consumer	3,965	4,166	3,469
Total consumer loans	25,352	25,276	25,542

Total loans	347,877	341,333	333,294
Net deferred loan costs	265	300	454
Less allowance for loan losses	(4,999)	(5,041)	(4,501)
Loans receivable, net	$343,143	$336,592	$329,247

The Company originates residential mortgage, commercial and consumer loans largely to customers throughout Oswego, Onondaga, Jefferson, and Oneida counties. Although the Company has a diversified loan portfolio, a substantial portion of its borrowers’ abilities to honor their contracts is dependent upon the counties’ employment and economic conditions.

As of March 31, 2014 (unaudited) , residential mortgage loans with a carrying value of $116.6 million have been pledged by the Company to the Federal Home Loan Bank of New York (“FHLBNY”) under a blanket collateral agreement to secure the Company’s line of credit and term borrowings.

As of December 31, 2013 and December 31, 2012, residential mortgage loans with a carrying value of $114.8 million and $58.6 million, respectively, have been pledged by the Company to the Federal Home Loan Bank of New York (“FHLBNY”) under a blanket collateral agreement to secure the Company’s line of credit and term borrowings.

Loan Origination / Risk Management

The Company has lending policies and procedures in place that are designed to maximize loan income within an acceptable level of risk. Management and the Board of Directors reviews and approves these policies and procedures on a regular basis. A reporting system supplements the review process by frequently providing management with reports related to loan production, loan quality, loan delinquencies, nonperforming and potential problem loans. Diversification in the loan portfolio is a means of managing risk associated with fluctuations in economic conditions.

To develop and document a systematic methodology for determining the allowance for loan losses, the Company has divided the loan portfolio into three portfolio segments, each with different risk characteristics but with similar methodologies for assessing risk.  Each portfolio segment is broken down into loan classes where appropriate.  Loan classes contain unique measurement attributes, risk characteristics, and methods for monitoring and assessing risk that are necessary to develop the allowance for loan losses.  Unique characteristics such as borrower type, loan type, collateral type, and risk characteristics define each class.  The following table illustrates the portfolio segments and classes for the Company’s loan portfolio:

Portfolio Segment	Class

Residential Mortgage Loans	1-4 family first-lien residential mortgages
Construction

Commercial Loans	Real estate
Lines of credit
Other commercial and industrial
Municipal

Consumer Loans	Home equity and junior liens
Other consumer

Risk Characteristics of Portfolio Segments

Each portfolio segment generally carries its own unique risk characteristics.

The residential mortgage loan segment is impacted by general economic conditions, unemployment rates in the Bank’s service area, real estate values and the forward expectation of improvement or deterioration in economic conditions.

The commercial loan segment is impacted by general economic conditions but, more specifically, the industry segment in which each borrower participates.  Unique competitive changes within a borrower’s specific industry, or geographic location could cause significant changes in the borrower’s revenue stream, and therefore, impact its ability to repay its obligations. Commercial real estate is also subject to general economic conditions but changes within this segment typically lag changes seen within the consumer and commercial segment.  Included within this portfolio are both owner occupied real estate, in which the borrower occupies the majority of the real estate property and upon which the majority of the sources of repayment of the obligation is dependent upon, and non-owner occupied real estate, in which several tenants comprise the repayment source for this portfolio segment.  The composition and competitive position of the tenant structure may cause adverse changes in the repayment of debt obligations for the non-owner occupied class within this segment.

The consumer loan segment is impacted by general economic conditions, unemployment rates in the Company’s service area, and the forward expectation of improvement or deterioration in economic conditions.

Real estate loans, including residential mortgages, commercial real estate loans and home equity, comprise 84% of the portfolio in 2013, identical to the composition in 2012. Loans secured by real estate provide the best collateral protection and thus significantly reduce the inherent risk in the portfolio.

Management has reviewed its loan portfolio and determined that, to the best of its knowledge, little or no exposure exists to sub-prime or other high-risk residential mortgages. The Company is not in the practice of originating these types of loans.

Description of Credit Quality Indicators

The Company utilizes an eight tier risk rating system to evaluate the quality of its loan portfolio. Loans that are risk rated “1” through “4” are considered “Pass” loans. In accordance with regulatory guidelines, loans rated “5” through “8” are termed “criticized” loans and loans rated “6” through “8” are termed “classified” loans. A description of the Company’s credit quality indicators follows.

For Commercial Loans:

1.	Prime: A loan that is fully secured by properly margined Pathfinder Bank deposit account(s) or an obligation of the US Government. It may also be unsecured if it is supported by a very strong financial condition and, in the case of a commercial loan, excellent management. There exists an unquestioned ability to repay the loan in accordance with its terms.

2.	Strong: Desirable relationship of somewhat less stature than Prime grade. Possesses a sound documented repayment source, and back up, which will allow repayment within the terms of the loan. Individual loans backed by solid assets, character and integrity. Ability of individual or company management is good and well established. Probability of serious financial deterioration is unlikely.

3.	Satisfactory: Stable financial condition with cash flow sufficient for debt service coverage. Satisfactory loans of average strength having some deficiency or vulnerability to changing economic or industry conditions but performing as agreed with documented evidence of repayment capacity. May be unsecured loans to borrowers with satisfactory credit and financial strength. Satisfactory provisions for management succession and a secondary source of repayment exists.

4.	Satisfactory Watch: A four is not a criticized or classified credit. These credits do not display the characteristics of a criticized asset as defined by the regulatory definitions. A credit is given a Satisfactory Watch designation if there are matters or trends observed deserving attention somewhat beyond normal monitoring. Borrowing obligations may be handled according to agreement but could be adversely impacted by developing factors such as industry conditions, operating problems, litigation pending of a significant nature or declining collateral quality and adequacy.

5.	Special Mention: A warning risk grade that portrays one or more weaknesses that may be tolerated in the short term. Assets in this category are currently protected but are potentially weak. This loan would not normally be booked as a new credit, but may have redeeming characteristics persuading the Bank to continue working with the borrower. Loans accorded this classification have potential weaknesses which may, if not checked or corrected, weaken the company’s assets, inadequately protect the Bank’s position or effect the orderly, scheduled reduction of the debt at some future time.

6.	Substandard: The relationship is inadequately protected by the current net worth and cash flow capacity of the borrower, guarantor/endorser, or of the collateral pledged. Assets have a well-defined weakness or weaknesses that jeopardize the orderly liquidation of the debt. The relationship shows deteriorating trends or other deficient areas. The loan may be nonperforming and expected to remain so for the foreseeable future. Relationship balances may be adequately secured by asset value; however a deteriorated financial condition may necessitate collateral liquidation to effect repayment. A relationship with an unacceptable financial condition requiring excessive attention of the officer due to the nature of the credit risk or lack of borrower cooperation. All loans on nonaccrual or in a bankruptcy are not graded higher than Substandard.

7.	Doubtful: The relationship has all the weaknesses inherent in a credit graded 5 with the added characteristic that the weaknesses make collection on the basis of currently existing facts, conditions and value, highly questionable or improbable. The possibility of some loss is extremely high, however its classification as an anticipated loss is deferred until a more exact determination of the extent of loss is determined. Loans in this category must be on nonaccrual.

8.	Loss: Loans are considered uncollectible and of such little value that continuance as bankable assets is not warranted. It is not practicable or desirable to defer writing off this basically worthless asset even though partial recovery may be possible in the future.

For Residential Mortgage and Consumer Loans:

Residential mortgage and consumer loans are assigned a “Pass” rating unless the loan has demonstrated signs of weakness as indicated by the ratings below.

5.	Special Mention: All loans sixty days past due are classified Special Mention. The loan is not upgraded until it has been current for six consecutive months.

6.	Substandard: All loans 90 days past due are classified Substandard. The loan is not upgraded until it has been current for six consecutive months.

7.	Doubtful: The relationship has all the weaknesses inherent in a credit graded 5 with the added characteristic that the weaknesses make collection on the basis of currently existing facts, conditions and value, highly questionable or improbable. The possibility of some loss is extremely high.

The risk ratings for classified loans are evaluated at least quarterly for commercial loans or when credit deficiencies arise, such as delinquent loan payments, for commercial, residential mortgage or consumer loans. See further discussion of risk ratings in Note 1.

The following table presents the segments and classes of the loan portfolio summarized by the aggregate pass rating and the criticized and classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system:

	(Unaudited)
	As of March 31, 2014
		Special
(In thousands)	Pass	Mention	Substandard	Doubtful	Total
Residential mortgage loans:
1-4 family first-lien residential mortgages	$160,143	$1,749	$5,240	$13	$167,145
Construction	1,208	-	-	-	1,208
Total residential mortgage loans	161,351	1,749	5,240	13	168,353
Commercial loans:
Real estate	95,836	1,276	5,447	-	102,559
Lines of credit	13,314	481	1,088	-	14,883
Other commercial and industrial	32,499	388	916	146	33,949
Municipal	2,781	-	-	-	2,781
Total commercial loans	144,430	2,145	7,451	146	154,172
Consumer loans:
Home equity and junior liens	19,948	401	962	76	21,387
Other consumer	3,856	18	91	-	3,965
Total consumer loans	23,804	419	1,053	76	25,352
Total loans	$329,585	$4,313	$13,744	$235	$347,877

	As of December 31, 2013
		Special
(In thousands)	Pass	Mention	Substandard	Doubtful	Total
Residential mortgage loans:
1-4 family first-lien residential mortgages	$160,013	$1,649	$4,622	$14	$166,298
Construction	1,982	-	-	-	1,982
Total residential mortgage loans	161,995	1,649	4,622	14	168,280
Commercial loans:
Real estate	90,162	918	4,456	-	95,536
Lines of credit	12,941	560	943	-	14,444
Other commercial and industrial	31,159	468	899	149	32,675
Municipal	5,122	-	-	-	5,122
Total commercial loans	139,384	1,946	6,298	149	147,777
Consumer loans:
Home equity and junior liens	19,567	487	976	80	21,110
Other consumer	4,040	30	74	22	4,166
Total consumer loans	23,607	517	1,050	102	25,276
Total loans	$324,986	$4,112	$11,970	$265	$341,333

	As of December 31, 2012
		Special
(In thousands)	Pass	Mention	Substandard	Doubtful	Total
Residential mortgage loans:
1-4 family first-lien residential mortgages	$166,801	$1,323	$5,831	$-	$173,955
Construction	2,655	-	-	-	2,655
Total residential mortgage loans	169,456	1,323	5,831	-	176,610
Commercial loans:
Real estate	76,719	1,685	3,925	-	82,329
Lines of credit	12,026	-	1,647	75	13,748
Other commercial and industrial	29,705	237	1,500	35	31,477
Municipal	3,588	-	-	-	3,588
Total commercial loans	122,038	1,922	7,072	110	131,142
Consumer loans:
Home equity and junior liens	20,078	145	1,801	49	22,073
Other consumer	3,199	133	111	26	3,469
Total consumer loans	23,277	278	1,912	75	25,542
Total loans	$314,771	$3,523	$14,815	$185	$333,294

Nonaccrual and Past Due Loans

Loans are considered past due if the required principal and interest payments have not been received within thirty days of the payment due date.

An age analysis of past due loans, exclusive of deferred costs, segregated by class of loans were as follows:

	(Unaudited)
	As of March 31, 2014
	30-59 Days	60-89 Days	90 Days	Total		Total Loans
(In thousands)	Past Due	Past Due	and Over	Past Due	Current	Receivable
Residential mortgage loans:
1-4 family first-lien residential mortgages	$1,844	$1,032	$1,873	$4,749	$162,396	$167,145
Construction	-	-	-	-	1,208	1,208
Total residential mortgage loans	1,844	1,032	1,873	4,749	163,604	168,353
Commercial loans:
Real estate	474	269	3,817	4,560	97,999	102,559
Lines of credit	176	-	476	652	14,231	14,883
Other commercial and industrial	672	1,106	515	2,293	31,656	33,949
Municipal	-	-	-	-	2,781	2,781
Total commercial loans	1,322	1,375	4,808	7,505	146,667	154,172
Consumer loans:
Home equity and junior liens	238	14	290	542	20,845	21,387
Other consumer	4	34	12	50	3,915	3,965
Total consumer loans	242	48	302	592	24,760	25,352
Total loans	$3,408	$2,455	$6,983	$12,846	$335,031	$347,877

	As of December 31, 2013
	30-59 Days	60-89 Days	90 Days	Total		Total Loans
(In thousands)	Past Due	Past Due	and Over	Past Due	Current	Receivable
Residential mortgage loans:
1-4 family first-lien residential mortgages	$2,213	$1,472	$2,194	$5,879	$160,419	$166,298
Construction	-	-	-	-	1,982	1,982
Total residential mortgage loans	2,213	1,472	2,194	5,879	162,401	168,280
Commercial loans:
Real estate	1,407	1,901	1,934	5,242	90,294	95,536
Lines of credit	341	113	381	835	13,609	14,444
Other commercial and industrial	2,045	1,289	394	3,728	28,947	32,675
Municipal	-	-	-	-	5,122	5,122
Total commercial loans	3,793	3,303	2,709	9,805	137,972	147,777
Consumer loans:
Home equity and junior liens	954	281	402	1,637	19,473	21,110
Other consumer	46	51	45	142	4,024	4,166
Total consumer loans	1,000	332	447	1,779	23,497	25,276
Total loans	$7,006	$5,107	$5,350	$17,463	$323,870	$341,333

	As of December 31, 2012
	30-59 Days	60-89 Days	90 Days	Total		Total Loans
(In thousands)	Past Due	Past Due	and Over	Past Due	Current	Receivable
Residential mortgage loans:
1-4 family first-lien residential mortgages	$2,698	$1,161	$2,046	$5,905	$168,050	$173,955
Construction	-	-	-	-	2,655	2,655
Total residential mortgage loans	2,698	1,161	2,046	5,905	170,705	176,610
Commercial loans:
Real estate	1,706	1,833	1,794	5,333	76,996	82,329
Lines of credit	496	153	334	983	12,765	13,748
Other commercial and industrial	1,279	85	598	1,962	29,515	31,477
Municipal	-	-	-	-	3,588	3,588
Total commercial loans	3,481	2,071	2,726	8,278	122,864	131,142
Consumer loans:
Home equity and junior liens	207	405	730	1,342	20,731	22,073
Other consumer	26	42	46	114	3,355	3,469
Total consumer loans	233	447	776	1,456	24,086	25,542
Total loans	$6,412	$3,679	$5,548	$15,639	$317,655	$333,294

Nonaccrual loans, segregated by class of loan, were as follows:

	(Unaudited)
	March 31,	December 31,	December 31,
(In thousands)	2014	2013	2012
Residential mortgage loans:
1-4 family first-lien residential mortgages	$1,873	$2,194	$2,046
	1,873	2,194	2,046
Commercial loans:
Real estate	3,817	1,934	1,794
Lines of credit	476	381	334
Other commercial and industrial	515	394	598
	4,808	2,709	2,726
Consumer loans:
Home equity and junior liens	290	402	730
Other consumer	12	45	46
	302	447	776
Total nonaccrual loans	$6,983	$5,350	$5,548

There were no loans past due ninety days or more and still accruing interest at March 31, 2014(unaudited), December 31, 2013 or 2012.

The Company is required to disclose certain activities related to Troubled Debt Restructurings (“TDR”s) in accordance with accounting guidance.  Certain loans have been modified in a TDR where economic concessions have been granted to a borrower who is experiencing, or expected to experience, financial difficulties. These economic concessions could include a reduction in the loan interest rate, extension of payment terms, reduction of principal amortization, or other actions that it would not otherwise consider for a new loan with similar risk characteristics.

The Company is required to disclose new TDRs for each reporting period for which an income statement is being presented.

The Company has determined that there were no new TDRs for the three month periods ending March 31, 2014 (unaudited) and March 31, 2013 (unaudited) .

The Company has determined that there was a new TDR with a recorded investment of $404,000 in the year ended December 31, 2013.

•	The modification made within the residential real estate loan class resulted in a pre-modification and post-modification recorded investment of $400,000 and $407,000, respectively. The post-modification recorded investment included late charges, accrued interest, and closing costs as a result of the restructuring. Economic concessions granted included a reduction in loan interest rate, extended payment terms, and an advance of additional monies for closing costs without an associated increase in collateral. The Company was required to establish a specific reserve against this loan of $61,000, which was a component of the provision for loan losses in the third quarter of 2013.

The Company has determined that there were $1.1 million of recorded investment in new TDRs in the year ended December 31, 2012. The following highlights the qualitative and quantitative information by loan class.

•	Modifications made within the commercial real estate loan class included two loans with pre-modification and post-modification recorded investments of $564,000 and $358,000, respectively. Economic concessions granted included interest only periods, extended payment terms and a reduction in loan interest rate. The Company was required to increase the reserve against these two loans by $211,000 which was a component of the provision for loan losses in the third quarter of 2012.

•	Modifications made within the home equity and junior liens loan class included two loans with pre-modification and post-modification recorded investments which were unchanged at $279,000. Economic concessions granted included interest only periods, extended payment terms and a reduction in loan interest rate. An additional provision was not required as a result of these modifications.

•	The first modification made within the other commercial and industrial loan class included a consolidation of three credit facilities into a single loan with a pre-modification and post-modification recorded investment of $439,000 and $468,000, respectively. The post-modification recorded investment included late charges, accrued interest, and closing costs as a result of the restructuring. Economic concessions granted included reduced principal amortization and an extended payment term. Management’s review indicates adequate collateral coverage in support of this loan. An additional provision was not required as a result of this modification. The second modification made in this loan class resulted in a pre-modification and post-modification recorded investment of $84,000 and $18,000, respectively. Economic concessions granted included an advance of additional monies without an associated increase in collateral and a 12 month interest only period. The Company was required to increase the reserve against this loan by $90,000, which was a component of the provision for loan losses in the fourth quarter of 2012.

The sole TDR executed in 2013 indicated above was not in payment default at any time during 2013 or the three month period ended March 31, 2014 (unaudited).

When the Company modifies a loan within a portfolio segment, a potential impairment is analyzed either based on the present value of the expected future cash flows discounted at the interest rate of the original loan terms or the fair value of the collateral less costs to sell. If it is determined that the value of the loan is less than its recorded investment, then impairment is recognized as a component of the provision for loan losses, an associated increase to the allowance for loan losses or as a charge-off to the allowance for loan losses in the current period.

Impaired Loans

The following table summarizes impaired loans information by portfolio class:

	(Unaudited)
	March 31, 2014
		Unpaid
	Recorded	Principal	Related
(In thousands)	Investment	Balance	Allowance
With no related allowance recorded:
1-4 family first-lien residential mortgages	$954	$954	$-
Commercial real estate	2,085	2,085	-
Commercial lines of credit	193	197	-
Other commercial and industrial	288	293	-
Home equity and junior liens	289	289	-
Other consumer	-	-	-
With an allowance recorded:
1-4 family first-lien residential mortgages	400	400	57
Commercial real estate	3,314	3,335	742
Commercial lines of credit	283	285	233
Other commercial and industrial	316	316	226
Home equity and junior liens	165	165	81
Other consumer	2	2	2
Total:
1-4 family first-lien residential mortgages	1,354	1,354	57
Commercial real estate	5,399	5,420	742
Commercial lines of credit	476	482	233
Other commercial and industrial	604	609	226
Home equity and junior liens	454	454	81
Other consumer	2	2	2
Totals	$8,289	$8,321	$1,341

	December 31, 2013			December 31, 2012
		Unpaid			Unpaid
	Recorded	Principal	Related	Recorded	Principal	Related
(In thousands)	Investment	Balance	Allowance	Investment	Balance	Allowance
With no related allowance recorded:
1-4 family first-lien residential mortgages	$550	$550	$-	$844	$844	$-
Commercial real estate	1,496	1,499	-	1,554	1,571	-
Commercial lines of credit	196	196	-	358	370	-
Other commercial and industrial	266	266	-	657	801	-
Home equity and junior liens	294	294	-	380	380	-
Other consumer	-	-	-	-	-	-
With an allowance recorded:
1-4 family first-lien residential mortgages	402	402	59	1,307	1,307	215
Commercial real estate	2,045	2,054	649	1,182	1,182	401
Commercial lines of credit	185	200	135	-	-	-
Other commercial and industrial	139	139	107	225	230	207
Home equity and junior liens	165	165	84	155	155	95
Other consumer	2	2	2	5	5	5
Total:
1-4 family first-lien residential mortgages	952	952	59	2,151	2,151	215
Commercial real estate	3,541	3,553	649	2,736	2,753	401
Commercial lines of credit	381	396	135	358	370	-
Other commercial and industrial	405	405	107	882	1,031	207
Home equity and junior liens	459	459	84	535	535	95
Other consumer	2	2	2	5	5	5
Totals	$5,740	$5,767	$1,036	$6,667	$6,845	$923

The following table presents the average recorded investment in impaired loans for the indicated periods:

	(Unaudited)
	For the three months ended		For the twelve months ended
	March 31,		December 31,
(In thousands)	2014	2013	2013	2012
1-4 family first-lien residential mortgages	$1,153	$2,261	$1,407	$1,682
Commercial real estate	4,470	3,294	3,605	2,506
Commercial lines of credit	429	407	406	417
Other commercial and industrial	505	859	694	718
Home equity and junior liens	457	583	512	488
Other consumer	2	4	3	3
Total	$7,016	$7,408	$6,627	$5,814

The following table presents the interest income recognized on impaired loans for the indicated periods:

	(Unaudited)
	For the three months ended		For the twelve months ended
	March 31,		December 31,
(In thousands)	2014	2013	2013	2012
1-4 family first-lien residential mortgages	$5	$30	$26	$108
Commercial real estate	28	45	176	71
Commercial lines of credit	1	4	15	14
Other commercial and industrial	13	5	32	29
Home equity and junior liens	19	15	28	10
Other consumer	-	-	-	1
Total	$66	$99	$277	$233